Retirement Plans And Postretirement Benefits (Projected Future Postretirement Cash Flow By Year) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
U.S.
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 4,542
2018	9,086
2019	9,053
2020	9,083
2021	9,116
2022	9,103
2023 - 2027	44,783
U.S. | Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	855
2018	855
2019	800
2020	740
2021	678
2022	622
2023 - 2027	2,415
Foreign
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	558
2018	864
2019	751
2020	743
2021	778
2022	771
2023 - 2027	6,285
Foreign | Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	912
2018	912
2019	907
2020	909
2021	900
2022	885
2023 - 2027	$ 4,518